Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	76 Months Ended	81 Months Ended	93 Months Ended	100 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000021955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Ultra-Short Bond Portfolio (Class 3)
Average Annual Return, Percent	4.30%	2.28%								1.47%
C000021954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Ultra-Short Bond Portfolio (Class 2)
Average Annual Return, Percent	4.42%	2.38%								1.58%
C000021953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Ultra-Short Bond Portfolio (Class 1)
Average Annual Return, Percent	4.62%	2.53%								1.72%
C000021956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Large Cap Index Portfolio (Class 1)
Average Annual Return, Percent	16.04%	14.67%								15.20%
C000183180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Large Cap Index Portfolio (Class 3)
Average Annual Return, Percent	15.74%	14.38%					14.00%
C000021959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Equity-Income Portfolio (Class 3)
Average Annual Return, Percent	13.08%	11.85%								11.67%
C000021958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Equity-Income Portfolio (Class 2)
Average Annual Return, Percent	13.20%	11.96%								11.78%
C000021957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Equity-Income Portfolio (Class 1)
Average Annual Return, Percent	13.38%	12.12%								11.94%
C000021960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Large Cap Core Portfolio (Class 1)
Average Annual Return, Percent	12.71%	13.16%								13.36%
C000021961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Large Cap Core Portfolio (Class 2)
Average Annual Return, Percent	12.53%	12.99%								13.19%
C000021962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Large Cap Core Portfolio (Class 3)
Average Annual Return, Percent	12.43%	12.88%								13.08%
C000021965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)
Average Annual Return, Percent	15.16%	14.41%								12.47%
C000021964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)
Average Annual Return, Percent	15.21%	14.51%								12.58%
C000021963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)
Average Annual Return, Percent	15.41%	14.69%								12.74%
C000021966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)
Average Annual Return, Percent	17.64%	12.60%								13.34%
C000021967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)
Average Annual Return, Percent	17.43%	12.43%								13.17%
C000021968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)
Average Annual Return, Percent	17.35%	12.32%								13.05%
C000021971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA AB Growth Portfolio (Class 3)
Average Annual Return, Percent	8.16%	12.09%								16.51%
C000021970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA AB Growth Portfolio (Class 2)
Average Annual Return, Percent	8.26%	12.21%								16.63%
C000021969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA AB Growth Portfolio (Class 1)
Average Annual Return, Percent	8.43%	12.37%								16.80%
C000021975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Massachusetts Investors Trust Portfolio (Class 1)
Average Annual Return, Percent	13.05%	12.29%								13.46%
C000021976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Massachusetts Investors Trust Portfolio (Class 2)
Average Annual Return, Percent	12.92%	12.12%								13.29%
C000021977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Massachusetts Investors Trust Portfolio (Class 3)
Average Annual Return, Percent	12.86%	12.02%								13.18%
C000021983 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Large Cap Growth Portfolio (Class 3)
Average Annual Return, Percent	12.89%	14.73%								16.59%
C000021982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Large Cap Growth Portfolio (Class 2)
Average Annual Return, Percent	13.02%	14.86%								16.71%
C000021981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Large Cap Growth Portfolio (Class 1)
Average Annual Return, Percent	13.25%	15.02%								16.88%
C000021984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Federated Hermes Corporate Bond Portfolio (Class 1)
Average Annual Return, Percent	6.67%	0.61%								3.76%
C000021985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Federated Hermes Corporate Bond Portfolio (Class 2)
Average Annual Return, Percent	6.50%	0.45%								3.60%
C000021986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Federated Hermes Corporate Bond Portfolio (Class 3)
Average Annual Return, Percent	6.39%	0.34%								3.50%
C000021989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)
Average Annual Return, Percent	1.84%	5.27%								5.78%
C000021988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)
Average Annual Return, Percent	2.00%	5.37%								5.88%
C000021987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)
Average Annual Return, Percent	2.17%	5.54%								6.05%
C000021990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Small Company Value Portfolio (Class 1)
Average Annual Return, Percent	12.39%	10.01%								11.06%
C000021991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Small Company Value Portfolio (Class 3)
Average Annual Return, Percent	12.15%	9.74%								10.79%
C000021994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Mid-Cap Growth Portfolio (Class 3)
Average Annual Return, Percent	1.07%	4.10%								13.21%
C000021993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Mid-Cap Growth Portfolio (Class 2)
Average Annual Return, Percent	1.17%	4.20%								13.31%
C000021992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Mid-Cap Growth Portfolio (Class 1)
Average Annual Return, Percent	1.33%	4.36%								13.48%
C000021998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Invesco Growth Opportunities Portfolio (Class 1)
Average Annual Return, Percent	8.06%	(0.12%)								10.89%
C000021999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Invesco Growth Opportunities Portfolio (Class 2)
Average Annual Return, Percent	7.91%	(0.27%)								10.72%
C000022000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Invesco Growth Opportunities Portfolio (Class 3)
Average Annual Return, Percent	7.83%	(0.36%)								10.61%
C000022003 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Janus Focused Growth Portfolio (Class 3)
Average Annual Return, Percent	11.70%	11.17%								15.81%
C000022002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Janus Focused Growth Portfolio (Class 2)
Average Annual Return, Percent	11.85%	11.29%								15.92%
C000022001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Janus Focused Growth Portfolio (Class 1)
Average Annual Return, Percent	11.99%	11.45%								16.10%
C000109738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA AB Small & Mid Cap Value Portfolio (Class 1)
Average Annual Return, Percent	4.72%	9.64%								10.02%
C000022007 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA AB Small & Mid Cap Value Portfolio (Class 2)
Average Annual Return, Percent	4.61%	9.48%								9.86%
C000022008 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA AB Small & Mid Cap Value Portfolio (Class 3)
Average Annual Return, Percent	4.44%	9.36%								9.74%
C000022011 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Putnam International Value Portfolio (Class 3)
Average Annual Return, Percent	35.93%	14.03%								9.93%
C000022010 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Putnam International Value Portfolio (Class 2)
Average Annual Return, Percent	36.14%	14.14%								10.05%
C000022009 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Putnam International Value Portfolio (Class 1)
Average Annual Return, Percent	36.27%	14.29%								10.20%
C000022012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)
Average Annual Return, Percent	21.45%	14.36%								12.31%
C000022013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)
Average Annual Return, Percent	21.29%	14.20%								12.14%
C000022014 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)
Average Annual Return, Percent	21.13%	14.07%								12.02%
C000022017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PIMCO Global Bond Opportunities Portfolio (Class 3)
Average Annual Return, Percent	8.22%	(3.28%)								0.27%
C000022016 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PIMCO Global Bond Opportunities Portfolio (Class 2)
Average Annual Return, Percent	8.27%	(3.16%)								0.38%
C000022015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PIMCO Global Bond Opportunities Portfolio (Class 1)
Average Annual Return, Percent	8.35%	(3.04%)								0.52%
C000022018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Morgan Stanley International Equities Portfolio (Class 1)
Average Annual Return, Percent	17.45%	6.41%								6.97%
C000022019 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Morgan Stanley International Equities Portfolio (Class 2)
Average Annual Return, Percent	17.22%	6.25%								6.82%
C000022020 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Morgan Stanley International Equities Portfolio (Class 3)
Average Annual Return, Percent	17.18%	6.14%								6.71%
C000022023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Emerging Markets Portfolio (Class 3)
Average Annual Return, Percent	47.15%	5.92%								10.00%
C000022022 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Emerging Markets Portfolio (Class 2)
Average Annual Return, Percent	47.45%	6.04%								10.10%
C000022021 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Emerging Markets Portfolio (Class 1)
Average Annual Return, Percent	47.53%	6.19%								10.27%
C000109739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PIMCO RAE International Value Portfolio (Class 1)
Average Annual Return, Percent	41.33%	12.09%								7.78%
C000022024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PIMCO RAE International Value Portfolio (Class 2)
Average Annual Return, Percent	41.14%	11.92%								7.62%
C000022025 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PIMCO RAE International Value Portfolio (Class 3)
Average Annual Return, Percent	40.95%	11.80%								7.51%
C000022028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PineBridge High-Yield Bond Portfolio (Class 3)
Average Annual Return, Percent	7.11%	5.17%								7.19%
C000022027 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PineBridge High-Yield Bond Portfolio (Class 2)
Average Annual Return, Percent	7.15%	5.27%								7.30%
C000022026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA PineBridge High-Yield Bond Portfolio (Class 1)
Average Annual Return, Percent	7.32%	5.45%								7.46%
C000022029 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan MFS Core Bond Portfolio (Class 1)
Average Annual Return, Percent	6.88%	0.27%								2.36%
C000022030 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan MFS Core Bond Portfolio (Class 2)
Average Annual Return, Percent	6.75%	0.13%								2.21%
C000022031 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan MFS Core Bond Portfolio (Class 3)
Average Annual Return, Percent	6.70%	0.01%								2.11%
C000022034 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Diversified Balanced Portfolio (Class 3)
Average Annual Return, Percent	11.55%	6.16%								7.80%
C000022033 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Diversified Balanced Portfolio (Class 2)
Average Annual Return, Percent	11.67%	6.27%								7.91%
C000022032 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA JPMorgan Diversified Balanced Portfolio (Class 1)
Average Annual Return, Percent	11.80%	6.42%								8.07%
C000022035 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Total Return Portfolio (Class 1)
Average Annual Return, Percent	11.63%	7.06%								8.06%
C000022036 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Total Return Portfolio (Class 2)
Average Annual Return, Percent	11.40%	6.89%								7.89%
C000022037 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA MFS Total Return Portfolio (Class 3)
Average Annual Return, Percent	11.38%	6.79%								7.79%
C000109363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Allocation Portfolio (Class 3)
Average Annual Return, Percent	9.91%	5.66%								8.06%
C000169131 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Allocation Portfolio (Class 1)
Average Annual Return, Percent	10.18%	5.94%							7.98%
C000169132 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Strategy Portfolio (Class 1)
Average Annual Return, Percent	10.05%	6.26%							7.67%
C000115991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA VCP Dynamic Strategy Portfolio (Class 3)
Average Annual Return, Percent	9.72%	5.99%								7.71%
C000164959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Schroders VCP Global Allocation Portfolio (Class 3)
Average Annual Return, Percent	10.86%	6.24%								5.92%
C000171604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Schroders VCP Global Allocation Portfolio (Class 1)
Average Annual Return, Percent	11.16%	6.51%							5.85%
C000171605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price VCP Balanced Portfolio (Class 1)
Average Annual Return, Percent	15.68%	7.66%							8.52%
C000164960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price VCP Balanced Portfolio (Class 3)
Average Annual Return, Percent	15.47%	7.42%								8.32%
C000177070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Index Portfolio (Class 3)
Average Annual Return, Percent	5.59%	(0.60%)						1.57%
C000177069 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Index Portfolio (Class 1)
Average Annual Return, Percent	5.91%	(0.34%)						1.83%
C000177071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA International Index Portfolio (Class 1)
Average Annual Return, Percent	31.09%	9.81%						8.52%
C000177072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA International Index Portfolio (Class 3)
Average Annual Return, Percent	30.72%	9.52%						8.25%
C000177074 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Mid Cap Index Portfolio (Class 3)
Average Annual Return, Percent	7.01%	8.93%						9.16%
C000177073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Mid Cap Index Portfolio (Class 1)
Average Annual Return, Percent	7.25%	9.21%						9.44%
C000177075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Small Cap Index Portfolio (Class 1)
Average Annual Return, Percent	15.33%	5.62%						8.53%
C000177076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Small Cap Index Portfolio (Class 3)
Average Annual Return, Percent	15.01%	5.34%						8.25%
C000177077 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 60/40 Portfolio (Class 3)
Average Annual Return, Percent	12.47%	7.44%						8.28%
C000177078 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 60/40 Portfolio (Class 1)
Average Annual Return, Percent	12.86%	7.71%						8.56%
C000177079 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 80/20 Portfolio (Class 1)
Average Annual Return, Percent	15.12%	10.10%						10.49%
C000177080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 80/20 Portfolio (Class 3)
Average Annual Return, Percent	14.85%	9.83%						10.21%
C000177082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 90/10 Portfolio (Class 3)
Average Annual Return, Percent	16.59%	11.03%						11.14%
C000177081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Index Allocation 90/10 Portfolio (Class 1)
Average Annual Return, Percent	16.78%	11.32%						11.42%
C000191735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Tactical Opportunities Portfolio (Class 1)
Average Annual Return, Percent	14.62%	9.15%					8.12%
C000191736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Tactical Opportunities Portfolio (Class 3)
Average Annual Return, Percent	14.36%	8.85%					7.85%
C000193968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)
Average Annual Return, Percent	18.39%	9.23%					8.19%
C000193967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)
Average Annual Return, Percent	18.78%	9.50%					8.47%
C000193969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)
Average Annual Return, Percent	14.21%	9.11%					9.85%
C000193970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)
Average Annual Return, Percent	13.98%	8.85%					9.58%
C000193972 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA VCP Index Allocation Portfolio (Class 3)
Average Annual Return, Percent	11.10%	7.85%					7.69%
C000193971 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA VCP Index Allocation Portfolio (Class 1)
Average Annual Return, Percent	11.36%	8.10%					7.95%
C000193973 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Intermediate Index Portfolio (Class 1)
Average Annual Return, Percent	5.81%	1.05%					2.07%
C000193974 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fixed Income Intermediate Index Portfolio (Class 3)
Average Annual Return, Percent	5.61%	0.79%					1.82%
C000199990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Large Cap Growth Index Portfolio (Class 3)
Average Annual Return, Percent	18.97%	14.59%				16.52%
C000199989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Large Cap Growth Index Portfolio (Class 1)
Average Annual Return, Percent	19.24%	14.87%				16.81%
C000199991 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Large Cap Value Index Portfolio (Class 1)
Average Annual Return, Percent	12.39%	13.47%				11.45%
C000199992 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Large Cap Value Index Portfolio (Class 3)
Average Annual Return, Percent	12.05%	13.18%				11.16%
C000199994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Emerging Markets Equity Index Portfolio (Class 3)
Average Annual Return, Percent	42.42%	4.34%				5.50%
C000199993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Emerging Markets Equity Index Portfolio (Class 1)
Average Annual Return, Percent	42.71%	4.59%				5.76%
C000199995 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 60/40 Portfolio (Class 1)
Average Annual Return, Percent	15.56%	6.82%				7.27%
C000199996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 60/40 Portfolio (Class 3)
Average Annual Return, Percent	15.27%	6.57%				7.01%
C000199997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 75/25 Portfolio (Class 3)
Average Annual Return, Percent	17.91%	8.05%				8.10%
C000199998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 75/25 Portfolio (Class 1)
Average Annual Return, Percent	18.17%	8.31%				8.36%
C000199999 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 90/10 Portfolio (Class 1)
Average Annual Return, Percent	20.58%	9.92%				9.38%
C000200000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Global Index Allocation 90/10 Portfolio (Class 3)
Average Annual Return, Percent	20.28%	9.65%				9.11%
C000211494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® International Growth Portfolio (Class 3)
Average Annual Return, Percent	18.23%	6.96%			9.94%
C000211493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Fidelity Institutional AM® International Growth Portfolio (Class 1)
Average Annual Return, Percent	18.52%	7.23%			10.20%
C000214976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)
Average Annual Return, Percent	16.29%	16.05%		15.38%
C000214975 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)
Average Annual Return, Percent	16.01%	15.76%		15.09%
C000222244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)
Average Annual Return, Percent	13.06%	7.11%	7.93%
C000222243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)
Average Annual Return, Percent	13.29%	7.37%	8.19%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)					1.74%	1.95%		1.88%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.35%	14.99%				15.10%	14.64%	15.00%	15.20%	15.57%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	15.32%	13.60%						14.33%		15.13%
MSCI EAFE Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	31.18%	10.27%				8.01%		9.23%		9.55%
MSCI World Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Average Annual Return, Percent	19.58%	12.87%	13.68%						12.67%	13.11%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.56%	(1.79%)								1.27%
MSCI ACWI ex U S Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-U.S. Index (net)
Average Annual Return, Percent	34.87%	9.12%			9.46%	7.74%				9.82%
Bloomberg U S Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	7.10%	0.21%								2.34%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	15.31%	14.09%		15.95%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.09%	3.23%								2.21%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	15.83%	12.53%								11.61%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	14.50%	15.14%								18.63%
Seventy Five Bloomberg U S Credit Index 25 Bloomberg U S High Yield 2 Issuer Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75% Bloomberg U.S. Credit Index; 25% Bloomberg U.S. High Yield - 2% Issuer Cap Index
Average Annual Return, Percent	7.48%	1.31%								4.03%
FTSE NAREIT Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT Equity REITs Index
Average Annual Return, Percent	4.92%	7.25%								6.38%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	17.90%	9.21%								10.76%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	1.25%	6.53%								13.28%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.91%	3.01%								11.27%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Value Index
Average Annual Return, Percent	15.47%	10.80%								11.06%
MSCI EAFE Value Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (net)
Average Annual Return, Percent	43.06%	14.81%								10.22%
Bloomberg Global Aggregate Index USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD-Hedged)
Average Annual Return, Percent	4.71%	0.50%								2.27%
MSCI Emerging Markets Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Average Annual Return, Percent	42.84%	5.34%				6.12%				10.08%
ICE BofA US High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	7.54%	4.52%								6.67%
Sixty MSCI World Index net 40 Bloomberg U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index (net); 40% Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent	14.22%	7.54%								8.77%
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	12.62%	8.86%							9.81%	10.15%
Sixty MSCI World Index net 40 Bloomberg U S Corporate Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index (net); 40% Bloomberg U.S. Corporate Investment Grade Index
Average Annual Return, Percent	14.65%	7.76%							8.69%	9.24%
Forty five point five S And P 500 Index 19 5 MSCI EAFE Index net 35 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45.5% S&P 500® Index; 19.5% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.82%	8.76%							9.35%	9.71%
Bloomberg U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent	6.31%	(0.38%)						2.05%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	7.71%	9.66%						9.82%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	15.81%	6.16%						8.84%
Forty S And P 500 Index 5 S And P MidCap 400 Index 5 Russell 2000 Index 10 MSCI EAFE Index net 20 Bloomberg U S Government Credit Index 20 Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% S&P 500® Index; 5% S&P MidCap 400® Index; 5% Russell 2000® Index; 10% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	13.37%	8.03%						8.93%
Fifty S And P 500 Index 10 S And P MidCap 400 Index 5 Russell 2000 Index 15 MSCI EAFE Index net 10 Bloomberg U S Government Credit Index 10 Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 15% MSCI EAFE Index (net); 10% Bloomberg U.S. Government/Credit Index; 10% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	15.65%	10.48%						10.93%
Fifty five S And P 500 Index 10 S And P MidCap 400 Index 5 Russell 2000 Index 20 MSCI EAFE Index net 5 Bloomberg U S Government Credit Index 5 Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55% S&P 500® Index; 10% S&P MidCap 400® Index; 5% Russell 2000® Index; 20% MSCI EAFE Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	17.37%	11.72%						11.89%
Forty Three S And P 500 Index 5 Russell 2000 Index 22 MSCI EAFE Index net 30 Bloomberg U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	43% S&P 500® Index; 5% Russell 2000® Index; 22% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent	16.48%	8.95%					9.22%
Thirty Eight point Five S And P 500 Index 3 5 S And P MidCap 400 Index 3 5 Russell 2000 Index 24 5 MSCI EAFE Index net 30 Bloomberg U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	38.5% S&P 500® Index; 3.5% S&P MidCap 400® Index; 3.5% Russell 2000® Index; 24.5% MSCI EAFE Index (net); 30% Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent	16.52%	8.79%					8.99%
Fifty Eight S And P 500 Index 3 S And P MidCap 400 Index 3 Russell 2000 Index 16 MSCI EAFE Index net 20 Bloomberg U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	58% S&P 500® Index; 3% S&P MidCap 400® Index; 3% Russell 2000® Index; 16% MSCI EAFE Index (net); 20% Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent	16.40%	10.78%					10.83%
Forty Five S And P 500 Index 7 5 S And P MidCap 400 Index 5 Russell 2000 Index 12 5 MSCI EAFE Index net 15 Bloomberg U S Government Credit Index 15 Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	45% S&P 500® Index; 7.5% S&P MidCap 400® Index; 5% Russell 2000® Index; 12.5% MSCI EAFE Index (net); 15% Bloomberg U.S. Government/Credit Index; 15% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	14.51%	9.26%					9.56%
Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	6.44%	1.03%					2.23%
S And P 500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Average Annual Return, Percent	19.63%	15.28%				17.41%
S And P 500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Average Annual Return, Percent	12.75%	13.88%				11.77%
Twenty Three S And P 500 Index 5 S And P MidCap 400 Index 2 Russell 2000 Index 27 MSCI EAFE Index net 3 MSCI Emerging Markets Index net 20 Bloomberg U S Government Credit Index 20 Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	23% S&P 500® Index; 5% S&P MidCap 400® Index; 2% Russell 2000® Index; 27% MSCI EAFE Index (net); 3% MSCI Emerging Markets Index (net); 20% Bloomberg U.S. Government/Credit Index; 20% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	16.44%	7.23%				7.72%
Twenty Eight S And P 500 Index 6 S And P MidCap 400 Index 4 Russell 2000 Index 32 MSCI EAFE Index net 5 MSCI Emerging Markets Index net 12 5 Bloomberg U S Government Credit Index 12 5 Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	28% S&P 500® Index; 6% S&P MidCap 400® Index; 4% Russell 2000® Index; 32% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 12.5% Bloomberg U.S. Government/Credit Index; 12.5% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	19.13%	8.81%				8.90%
Thirty Two S And P 500 Index 8 S And P MidCap 400 Index 5 Russell 2000 Index 40 MSCI EAFE Index net 5 MSCI Emerging Markets Index net 5 Bloomberg U S Government Credit Index 5 Bloomberg Intermediate U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	32% S&P 500® Index; 8% S&P MidCap 400® Index; 5% Russell 2000® Index; 40% MSCI EAFE Index (net); 5% MSCI Emerging Markets Index (net); 5% Bloomberg U.S. Government/Credit Index; 5% Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	21.70%	10.45%				10.00%
Seventy MSCI World Index net 30 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% MSCI World Index (net); 30% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.73%	8.93%	9.51%